Income Taxes - Schedule of temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 104,016,000	$ 119,464,000
Intangible asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 6,209,000	0
Expiry Date Range	2020 - 2039
Share issue costs and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 5,162,000	8,758,000
Expiry Date Range	2041 - 2045
Loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 75,393,000	87,023,000
Expiry Date Range	2025 - Indefinite
Digital currencies [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 0	9,434,000
Intercompany loan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	12,884,000	0
Data centre equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 4,368,000	$ 14,249,000